Consolidated Subsidiaries - Summary of Non-Controlling Interest Prior to Intra-Group Eliminations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets of subsidiaries	₩ 2,312,226	₩ 2,029,674	₩ 2,075,884
Non-current assets of subsidiaries	4,931,883	4,638,564	4,421,596
Current liabilities of subsidiaries	(1,078,273)	(867,786)	(933,560)
Non-current liabilities of subsidiaries	(2,729,199)	(2,602,653)	(2,304,159)
Net assets of subsidiaries	3,436,637	3,197,799	3,259,761
Book value of non-controlling interest	1,542,839	1,370,166	1,393,331
Sales of subsidiaries	3,147,175	2,769,001	2,643,343
Profit for the year of subsidiaries	248,053	253,180	175,990
Profit for the year attributable to non-controlling interest of subsidiaries	85,830	101,122	81,982
Cash flows from operating activities of subsidiaries	528,862	452,206	512,611
Cash flows from investing activities of subsidiaries	(319,569)	(661,844)	(393,916)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(2,308)	282,681	75,591
Dividends to non-controlling interests of subsidiaries	(31,516)	(81,298)	(99,256)
Effect of exchange rate fluctuation of subsidiaries	18,849	(18,239)	4,005
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 194,318	₩ (26,494)	₩ 99,035
KEPCO Ilijan Corporation
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets of subsidiaries	₩ 234,224	₩ 236,602	₩ 173,931
Non-current assets of subsidiaries	24,845	85,464	197,446
Current liabilities of subsidiaries	(30,783)	(12,322)	(11,990)
Non-current liabilities of subsidiaries	(7,772)	(34,912)	(44,166)
Net assets of subsidiaries	220,514	274,832	315,221
Book value of non-controlling interest	108,052	134,668	154,458
Sales of subsidiaries	60,532	81,400	95,072
Profit for the year of subsidiaries	12,981	39,443	40,818
Profit for the year attributable to non-controlling interest of subsidiaries	6,361	19,327	20,001
Cash flows from operating activities of subsidiaries	116,440	121,835	101,707
Cash flows from investing activities of subsidiaries	2,216	7,561	4,458
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(88,927)	(31,793)	(68,678)
Dividends to non-controlling interests of subsidiaries	0	(30,319)	(48,750)
Effect of exchange rate fluctuation of subsidiaries	10,683	(8,153)	2,111
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 40,412	₩ 59,131	₩ (9,152)
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets of subsidiaries	₩ 793,995	₩ 755,454	₩ 779,764
Non-current assets of subsidiaries	626,710	590,403	577,219
Current liabilities of subsidiaries	(265,017)	(254,495)	(247,737)
Non-current liabilities of subsidiaries	(46,590)	(42,020)	(47,020)
Net assets of subsidiaries	1,109,098	1,049,342	1,062,226
Book value of non-controlling interest	543,458	514,177	520,491
Sales of subsidiaries	1,375,668	1,299,186	1,244,613
Profit for the year of subsidiaries	98,132	85,916	157,737
Profit for the year attributable to non-controlling interest of subsidiaries	48,085	42,099	77,291
Cash flows from operating activities of subsidiaries	133,160	74,159	164,373
Cash flows from investing activities of subsidiaries	(39,444)	26,748	(89,159)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(30,599)	(47,809)	(44,332)
Dividends to non-controlling interests of subsidiaries	(25,269)	(42,336)	(39,466)
Effect of exchange rate fluctuation of subsidiaries	885	(2,171)	(593)
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 38,733	₩ 8,591	₩ (9,177)
KEPCO Engineering & Construction Company, Inc.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	33.92%	33.92%	33.92%
Current assets of subsidiaries	₩ 253,958	₩ 235,805	₩ 257,593
Non-current assets of subsidiaries	451,085	463,439	477,614
Current liabilities of subsidiaries	(183,100)	(186,296)	(223,522)
Non-current liabilities of subsidiaries	(8,492)	(13,873)	(19,472)
Net assets of subsidiaries	513,451	499,075	492,213
Book value of non-controlling interest	174,163	169,286	166,959
Sales of subsidiaries	433,127	431,723	448,635
Profit for the year of subsidiaries	16,452	20,160	26,398
Profit for the year attributable to non-controlling interest of subsidiaries	5,581	6,838	8,954
Cash flows from operating activities of subsidiaries	(16,270)	15,225	27,081
Cash flows from investing activities of subsidiaries	19,061	(34,333)	47,219
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(8,467)	(9,165)	(34,632)
Dividends to non-controlling interests of subsidiaries	(3,639)	(4,000)	(1,807)
Effect of exchange rate fluctuation of subsidiaries	38	(22)	(14)
Net increase (decrease) of cash and cash equivalents of subsidiaries	(9,277)	(32,295)	37,847
Others
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets of subsidiaries	1,030,049	801,813	864,596
Non-current assets of subsidiaries	3,829,243	3,499,258	3,169,317
Current liabilities of subsidiaries	(599,373)	(414,673)	(450,311)
Non-current liabilities of subsidiaries	(2,666,345)	(2,511,848)	(2,193,501)
Net assets of subsidiaries	1,593,574	1,374,550	1,390,101
Book value of non-controlling interest	717,166	552,035	551,423
Sales of subsidiaries	1,277,848	956,692	855,023
Profit for the year of subsidiaries	120,488	107,661	(48,963)
Profit for the year attributable to non-controlling interest of subsidiaries	25,803	32,858	(24,264)
Cash flows from operating activities of subsidiaries	295,532	240,987	219,450
Cash flows from investing activities of subsidiaries	(301,402)	(661,820)	(356,434)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	125,685	371,448	223,233
Dividends to non-controlling interests of subsidiaries	(2,608)	(4,643)	(9,233)
Effect of exchange rate fluctuation of subsidiaries	7,243	(7,893)	2,501
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 124,450	₩ (61,921)	₩ 79,517